WRL Letterhead

                                                                May 5, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:           Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Freedom Elite Builder II (File No. 333-110315)

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2014 for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2014 via EDGAR.

Sincerely,

/s/ Gayle A. Morden
                        Gayle A. Morden
Manager – Registered Products & Distribution
Attachment
cc:  Arthur D. Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
       Priscilla Hechler